Derivative and Hedging Instruments - Summary of Average Rate of the Hedging Instruments in Hedge Relationships (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	9,808	1,376
Less than 1 year [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	598	9
1 to 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	734	717
Over 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	8,476	650
At fair value [member]
Disclosure of detailed information about hedges [line items]
Positive	$ 63	$ 48
Negative	(229)	(203)
Net	$ (166)	$ (155)
Credit risk [member] | Interest rate swap contract [member] | Inflation Linked Insurance Liabilities [Member]
Disclosure of detailed information about hedges [line items]
Average rate	290.13%
Nominal amount of hedging instrument	8,372
Credit risk [member] | Interest rate swap contract [member] | Inflation Linked Insurance Liabilities [Member] | Less than 1 year [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	87
Credit risk [member] | Interest rate swap contract [member] | Inflation Linked Insurance Liabilities [Member] | 1 to 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	459
Credit risk [member] | Interest rate swap contract [member] | Inflation Linked Insurance Liabilities [Member] | Over 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	7,826
Credit risk [member] | Interest rate swap contract [member] | Inflation Linked Insurance Liabilities [Member] | At fair value [member]
Disclosure of detailed information about hedges [line items]
Positive	$ 20
Negative	(48)
Net	$ (28)
Currency risk [member] | Foreign Currency Swaps [Member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedges [line items]
Average rate	0.93503%	0.93503%
Nominal amount of hedging instrument	500	505
Currency risk [member] | Foreign Currency Swaps [Member] | Fixed rate liabilities [member] | Less than 1 year [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	500
Currency risk [member] | Foreign Currency Swaps [Member] | Fixed rate liabilities [member] | 1 to 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument		505
Currency risk [member] | Foreign Currency Swaps [Member] | Fixed rate liabilities [member] | At fair value [member]
Disclosure of detailed information about hedges [line items]
Positive	$ 35	$ 40
Net	$ 35	$ 40
Market risk [member] | Foreign Currency Swaps [Member] | Floating Rate Foreign Currency Liabilities [Member]
Disclosure of detailed information about hedges [line items]
Average rate	0.86655%	0.86655%
Nominal amount of hedging instrument	650	650
Market risk [member] | Foreign Currency Swaps [Member] | Floating Rate Foreign Currency Liabilities [Member] | Over 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	650	650
Market risk [member] | Foreign Currency Swaps [Member] | Floating Rate Foreign Currency Liabilities [Member] | At fair value [member]
Disclosure of detailed information about hedges [line items]
Negative	$ (181)	$ (203)
Net	$ (181)	$ (203)
Market risk [member] | Foreign Currency Swaps [Member] | Debt Securities At Fair Value Through Oci [Member]
Disclosure of detailed information about hedges [line items]
Average rate	1.22914%	1.22914%
Nominal amount of hedging instrument	46	48
Market risk [member] | Foreign Currency Swaps [Member] | Debt Securities At Fair Value Through Oci [Member] | 1 to 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	46	48
Market risk [member] | Foreign Currency Swaps [Member] | Debt Securities At Fair Value Through Oci [Member] | At fair value [member]
Disclosure of detailed information about hedges [line items]
Positive	$ 5	$ 5
Net	$ 5	$ 5
Equity price risk [member] | Equity Contracts [member] | Stock based compensation [member]
Disclosure of detailed information about hedges [line items]
Average rate	26.28%	25.39%
Nominal amount of hedging instrument	240	173
Equity price risk [member] | Equity Contracts [member] | Stock based compensation [member] | Less than 1 year [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	11	9
Equity price risk [member] | Equity Contracts [member] | Stock based compensation [member] | 1 to 5 years [Member]
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	229	164
Equity price risk [member] | Equity Contracts [member] | Stock based compensation [member] | At fair value [member]
Disclosure of detailed information about hedges [line items]
Positive	$ 3	$ 3
Net	$ 3	$ 3